Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Sep. 28, 2012
Document Effective Date	Oct. 01, 2012
Prospectus Date	Oct. 01, 2012